Subsequent event (Details) - Danske Commodities (DC) [member] - EUR (€) € in Millions	1 Months Ended
	Mar. 31, 2018	Jul. 06, 2018
Disclosure of non-adjusting events after reporting period [line items]
Description of nature of non-adjusting event after reporting period	On 6 July 2018 Equinor has entered into agreement to buy 100% of the shares in a Danish energy trading company Danske Commodities (DC)
Percentage of voting equity interests acquired		100.00%
Total consideration		€ 400